Other Financial Assets (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Other Financial Assets
The Company’s other financial assets were as follows, as at:

	January 31, 2025	January 31, 2024
Restricted investments [a]	$14.7	$13.4
Derivative financial instruments	27.3	79.0
Advances to suppliers related to property, plant and equipment	10.6	22.2
Other	54.1	41.6
Total other financial assets	$106.7	$156.2
Current	80.1	106.6
Non-current [b]	26.6	49.6
Total other financial assets	$106.7	$156.2
[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.
[b]
The
non-current
portion is mainly attributable to derivative financial instruments and restricted investments.